Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	THE COMMUNITY DEVELOPMENT FUND
Entity Central Index Key	0001649227
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000161514
Shareholder Report [Line Items]
Fund Name	The Community Development Fund
Class Name	Class A
Trading Symbol	CDCDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the The Community Development Fund (the "Fund") for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.communitydevelopmentfund.com/the-fund/. You can also request this information by contacting us at 1-844-445-4405.
Additional Information Phone Number	1-844-445-4405
Additional Information Website	https://www.communitydevelopmentfund.com/the-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Community Development Fund, Class A Shares	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
AssetsNet	$ 145,156,169
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 295,916
InvestmentCompanyPortfolioTurnover	8.00%
Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	- 0.2%
Asset-Backed Security	0.0%
Short-Term Investment	1.3%
U.S. Treasury Obligations	3.2%
Municipal Bonds	6.8%
Mortgage-Backed Securities	15.9%
U.S. Government & Agency Obligations	72.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-445-4405
Updated Prospectus Web Address	https://www.communitydevelopmentfund.com/the-fund/